Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss for the period	$ (16,723)	$ (11,294)
Adjustments for operating activities:
Depreciation	32	27
Share-based compensation	1,123	1,635
Change in other receivables and prepaid expenses	811	(1,483)
Change in operating lease liability	(6)	(15)
Change in trade payables	659	97
Change in accrued expenses	(875)	1,157
Change in employees and related expenses	307	464
Adjustments for operating activities	2,051	1,882
Net cash used in operating activities	(14,672)	(9,412)
Cash flows from investing activities
Decrease in bank deposits	10,167	4,134
Purchase of property and equipment	(3)	(25)
Net cash provided by investing activities	10,164	4,109
Cash flows from financing activities
Issuance of Shares, net of issuance expenses	1,368	0
Exercise of options	0	22
Net cash provided by financing activities	1,368	22
Change in cash, cash equivalents and restricted cash	(3,140)	(5,281)
Cash, cash equivalents and restricted cash at beginning of period	13,596	15,241
Cash, cash equivalents and restricted cash at end of period	10,456	9,960
Supplemental disclosure of non-cash investing and financing activities:
Receivable related to exercise of options	$ 0	$ 7